Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Summary Of Significant Accounting Policies Details Narrative Abstract
Cash issued to Federal Deposit Insurance Corporation	$ 250,000
Inventory, Net	627,369	$ 531,249	$ 568,229
Inventory Obsolescence Reserve	$ 16,177	$ 120,486	$ 70,332